Loans - Receivables Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non performing loans [Abstract]
Accrued interest excluded from total	$ 13,461	$ 12,500
90+ and Still Accruing
Non performing loans [Abstract]
Accrued interest excluded from total	0	0
Commercial and industrial
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans	5	21
1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans	1,785	2,170
Commercial
Non performing loans [Abstract]
Accrued interest excluded from total	6,496	5,743
Commercial | Commercial and industrial
Non performing loans [Abstract]
Accrued interest excluded from total	3,310	2,710
Commercial | Commercial real estate
Non performing loans [Abstract]
Accrued interest excluded from total	3,186	3,033
Mortgage
Non performing loans [Abstract]
Accrued interest excluded from total	5,357	5,097
Mortgage | 1-4 family owner occupied - jumbo
Non performing loans [Abstract]
Accrued interest excluded from total	2,520	2,375
Mortgage | 1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Accrued interest excluded from total	1,160	1,111
Mortgage | 1-4 family non-owner occupied
Non performing loans [Abstract]
Accrued interest excluded from total	680	654
Mortgage | 1-4 family - 2nd lien
Non performing loans [Abstract]
Accrued interest excluded from total	846	804
Mortgage | Resort lending
Non performing loans [Abstract]
Accrued interest excluded from total	151	153
Installment
Non performing loans [Abstract]
Accrued interest excluded from total	1,608	1,660
Installment | Boat lending
Non performing loans [Abstract]
Accrued interest excluded from total	736	714
Installment | Recreational vehicle lending
Non performing loans [Abstract]
Accrued interest excluded from total	576	655
Installment | Other
Non performing loans [Abstract]
Accrued interest excluded from total	296	291
Non-performing TDR's
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	3,655	1,119
Non-Accrual with an Allowance for Credit Loss	2,347	3,681
Total Non- Accrual	6,002	4,800
90+ and Still Accruing	0	432
Total Non- Performing Loans	6,002	5,232
Accrued interest excluded from total	0	0
Non-performing TDR's | 90+ and Still Accruing
Non performing loans [Abstract]
Accrued interest excluded from total	0	0
Non-performing TDR's | Commercial | Commercial and industrial
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	49	7
Total Non- Accrual	49	7
90+ and Still Accruing	0	0
Total Non- Performing Loans	49	7
Non-performing TDR's | Commercial | Commercial real estate
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	0	0
90+ and Still Accruing	0	0
Total Non- Performing Loans	0	0
Non-performing TDR's | Mortgage | 1-4 family owner occupied - jumbo
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	1,480	544
Non-Accrual with an Allowance for Credit Loss	0	0
Total Non- Accrual	1,480	544
90+ and Still Accruing	0	0
Total Non- Performing Loans	1,480	544
Non-performing TDR's | Mortgage | 1-4 family owner occupied - non-jumbo
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	1,929	575
Non-Accrual with an Allowance for Credit Loss	496	1,655
Total Non- Accrual	2,425	2,230
90+ and Still Accruing	0	432
Total Non- Performing Loans	2,425	2,662
Non-performing TDR's | Mortgage | 1-4 family non-owner occupied
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	157	282
Total Non- Accrual	157	282
90+ and Still Accruing	0	0
Total Non- Performing Loans	157	282
Non-performing TDR's | Mortgage | 1-4 family - 2nd lien
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	246	0
Non-Accrual with an Allowance for Credit Loss	769	624
Total Non- Accrual	1,015	624
90+ and Still Accruing	0	0
Total Non- Performing Loans	1,015	624
Non-performing TDR's | Mortgage | Resort lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	143	143
Total Non- Accrual	143	143
90+ and Still Accruing	0	0
Total Non- Performing Loans	143	143
Non-performing TDR's | Installment | Boat lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	209	352
Total Non- Accrual	209	352
90+ and Still Accruing	0	0
Total Non- Performing Loans	209	352
Non-performing TDR's | Installment | Recreational vehicle lending
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	377	419
Total Non- Accrual	377	419
90+ and Still Accruing	0	0
Total Non- Performing Loans	377	419
Non-performing TDR's | Installment | Other
Non performing loans [Abstract]
Non-Accrual with no Allowance for Credit Loss	0	0
Non-Accrual with an Allowance for Credit Loss	147	199
Total Non- Accrual	147	199
90+ and Still Accruing	0	0
Total Non- Performing Loans	$ 147	$ 199